Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Acquisitions [Abstract]
ACQUISITIONS

Note 5 – Acquisitions

Acquisition of Logicmark LLC

On July 25, 2016, the Company completed the acquisition of LogicMark. The Company determined that as of July 25, 2016, it was more likely than not that the gross profit targets as they relate to the contingent considerations would be achieved and any fair value adjustment of the earn-out was due to time value of the payout.

On July 25, 2016, in order to fund part of the acquisition purchase price of LogicMark, the Company and a group of lenders, including ExWorks Capital Fund I, L.P. as agent for the lenders (collectively, the “Lenders”), entered into a Loan and Security Agreement (the “Loan Agreement”), whereby the Lenders extended a revolving loan (the “Revolving Loan”) to the Company in the principal amount of $15,000,000 (the “Debt Financing”). The Company originally incurred $1,357,356 in deferred debt issue costs related to the revolving loan. In addition, the Company incurred an additional $450,000 in deferred debt issue costs as a result of extending the revolving loan. At September 30, 2017 the unamortized balance of those deferred debt issue costs was $365,000. The initial maturity date of the Revolving Loan was July 25, 2017, and the Revolving Loan bears interest at a rate of 15% per annum.

The Company has the ability to extend the Revolving Loan for one (1) additional year at its sole discretion with no subjective acceleration by the Lender, provided the Company is not in default on the loan. The Company exercised the option to extend the maturity date to July 25, 2018 and accordingly, the Company has classified the Revolving Loan as a non-current liability as of September 30, 2017 and December 31, 2016.

The Loan Agreement contains customary covenants, including an EBITDA requirement and a fixed charges ratio, as defined in the loan agreement. As of September 30, 2017, the Company was in compliance with such covenants.

On September 23, 2016, the Company entered into a forbearance agreement with LogicMark Investment Partners, LLC in connection with the LogicMark Note originally issued on July 22, 2016 in the amount of $2,500,000 which expired on September 22, 2016. The Company formally requested that the lender extend the LogicMark Note on September 20, 2016. As discussed below, the LogicMark Note was extended to July 15, 2017 pursuant to an amendment.

Under the terms of the forbearance agreement, the LogicMark Sellers agreed to extend the maturity date of the LogicMark Note and the Company agreed to pay to the LogicMark Sellers in immediately available funds: (i) $250,000 on September 23, 2016; (ii) $100,000 on October 24, 2016; and (iii) $1,150,000, plus all accrued and unpaid interest due under the LogicMark Note on October 31, 2016. The Company also agreed to reduce the Escrow Amount (as defined in the Interest Purchase Agreement) by a total of $500,000, and to make certain other changes to the definition of “Escrow Amount” in the Purchase Agreement. The Company also agreed to make certain representations and warranties in respect of the LogicMark Seller’s forbearance. During June 2017, the Company paid down $250,000 of the LogicMark Note with cash generated from operations. The LogicMark Note originally was to mature on September 23, 2016 but was extended to July 15, 2017. In July 2017, the remaining balance of the LogicMark Note including the accrued interest owed was settled.

Acquisition of Fit Pay

As discussed in Note 1, the Company completed the “Merger” on May 23, 2017. Pursuant to the terms of the Merger Agreement, the aggregate purchase price paid for Fit Pay stock was: (i) 1,912,303 shares of common stock which was equivalent to 19.96% of the outstanding shares of common stock of the Company (the “Common Stock”); (ii) 2,000 shares of the Series C Non-Convertible Preferred Stock of the Company (the “Series C Preferred Stock”); (iii) the payment of certain debts by the Company; and (iv) the payment of certain unpaid expenses of the Fit Pay Sellers of $724,116 by the Company. In addition, the Company will be required to pay the Fit Pay Sellers an earn-out payment equal to 12.5% of the gross revenue derived from Fit Pay’s technology for sixteen (16) fiscal quarters commencing on October 1, 2017 and ending on December 31, 2021. To date, Fit Pay has had minimal revenue. The operating results of Fit Pay have been included in the condensed consolidated financial statements from the effective date of the acquisition, May 23, 2017.

In connection with the merger on May 23, 2017, the Company recorded deferred tax liabilities of $1,797,476 as part of its preliminary purchase price allocation. As indicated below, the Company is in the process of completing its analysis of the fair value of the net assets acquired and the consideration granted and therefore the deferred tax liabilities recorded are considered preliminary and subject to change.

Preliminary Allocation of Purchase Price of Fit Pay

The Merger Agreement was accounted for under the acquisition method of accounting. The purchase price was preliminarily allocated to the tangible and identifiable assets acquired and liabilities assumed of Fit Pay based upon their estimated fair values. The excess purchase price over the fair value of the underlying net assets acquired was allocated to goodwill. The Company is in the process of completing its analysis of the fair value of the net assets acquired and the consideration granted through the use of an independent valuation firm and management’s preparation of estimates. Since the following information is based on preliminary assessments made by management, the acquisition accounting for Fit Pay is subject to final adjustment and it is possible that the final assessment of values may differ from the preliminary assessment. The following table summarizes the preliminary assessment of the estimated fair values of the identifiable assets acquired and liabilities assumed net of cash acquired, as of the date of acquisition of May 23, 2017.

Cash	$10,889
Accounts receivable	91,810
Other current assets	77,095
Property and equipment	31,967
Goodwill	7,954,260
Intangible assets (See Note 4)	5,245,400
Assets acquired	13,411,421

Accounts payable	165,650
Accrued liabilities	964,463
Customer deposits	286,948
Deferred taxes	1,797,476
Liabilities assumed	3,214,537

Net assets acquired	$10,196,884

Goodwill arising from the transaction consists of the expected operational synergies upon combining the entity and intangibles not qualifying for separate recognition.

In connection with the Fit Pay transaction, the Company entered into an employment agreement with Michael Orlando, the former Chief Executive Officer of Fit Pay.

Mr. Orlando is now the Chief Operating Officer of the Company and President of the wholly-owned subsidiary, Fit Pay. The term of the employment agreement is for one (1) year and the employment agreement includes provisions for term extensions. In addition to Mr. Orlando’s salary, the employment agreement also provides for all necessary and reasonable out-of-pocket expenses incurred in the performance of his duties under the agreement, eligibility to participate in bonus or incentive compensation plans of the Company and eligibility to receive equity awards as determined by the board of directors.

Pro Forma Financial Information

The following table summarizes the unaudited pro forma financial information assuming that the acquisitions of LogicMark and Fit Pay occurred on January 1, 2016, and their respective results had been included in the Company’s financial results for the nine and three months ended September 30, 2017 and September 30, 2016. The pro forma combined amounts are based upon available information and reflect a reasonable estimate of the effects of the acquisitions of LogicMark and Fit Pay for the periods presented on the basis set forth herein. The following unaudited pro forma combined financial information is presented for informational purposes only and does not purport to represent what the financial position or results of operations would have been had the acquisitions of LogicMark and Fit Pay in fact occurred on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods.

	Nine Months Ended	Three Months Ended	Nine Months Ended	Three Months Ended
	September 30, 2017		September 30, 2016
	(unaudited)		(unaudited)
Pro forma:
Net Sales	$18,961,528	$4,530,088	$11,490,257	$4,014,154
Net Loss applicable to Common Stockholders	$(7,862,415)	$(4,101,606)	$(16,898,135)	$(4,614,264)
Net Loss Per Share - Basic and Diluted applicable to Common Stockholders	$(0.71)	$(0.28)	$(2.09)	$(0.53)

The unaudited pro forma net loss attributable to the Company has been calculated using actual historical information and is adjusted for certain pro forma adjustments based on the assumption that the acquisitions of LogicMark and Fit Pay and the application of fair value adjustments to intangible assets occurred on January 1, 2016. For the three and nine months ended September 30, 2017, the pro forma financial information excluded the Fit Pay acquisition-related expenses of $26,626 and $149,443, respectively, which are included in the actual reported results, as general and administrative expenses, but excluded from the pro forma amounts above due to their nonrecurring nature. In addition, the pro forma adjustments for the three and nine months ended September 30, 2017 include the following adjustments; (a) amortization expense related to the acquired intangible assets of $nil and $289,066, respectively; (b) interest expense of $nil and $211,406, respectively; and (c) dividends related to the Series C Preferred Stock of $nil and $38,904, respectively.

For the three and nine months ended September 30, 2016, the pro forma financial information reflects the following adjustments; (a) the exclusion of the acquisition-related expenses of $275,948 and $609,466; (b) amortization of the inventory fair value adjustment of $nil and $945,212, respectively; (c) reduction in depreciation expense of $15,719 and $28,935, respectively; (d) amortization expense related to the acquired intangible assets of $378,881 and $1,124,291, respectively; (e) interest expense including the amortization of deferred debt issue costs of $1,443,667 and $4,325,190, respectively; and (f) dividends related to the Series B Preferred Stock and Series C Preferred Stock of $306,456 and $918,545, respectively.

NOTE 5 – ACQUISITION OF LOGICMARK LLC

On July 25, 2016, the Company completed the acquisition of LogicMark. The Company determined that as of July 25, 2016, it was more likely than not that these gross profit targets as it relates to the contingent considerations would be achieved and any fair value adjustment of the earnout was due to time value of the payout.

On July 25, 2016, and in order to fund part of the proceeds of the LogicMark acquisition, the Company and a group of lenders, including ExWorks Capital Fund I, L.P. as agent for the lenders (collectively, the “Lenders”), entered into a Loan and Security Agreement (the “Loan Agreement”), whereby the Lenders extended a revolving loan (the “Revolving Loan”) to the Company in the principal amount of $15,000,000 (the “Debt Financing”). The Company incurred $1,357,356 in deferred debt issue costs related to the revolving loan. At December 31, 2016 the unamortized balance of those deferred debt issue costs was $769,453. The maturity date of the Revolving Loan is July 25, 2017, and the Revolving Loan bears interest at a rate of 15% per annum.

The Loan Agreement contains customary covenants, including an EBITDA requirement and a fixed change ratio, as defined in the agreement. As of December 31, 2016, the Company was in compliance with such covenants.

The Company has the ability to extend the Revolver for two additional years at its sole discretion with no subjective acceleration by the lender, provided the Company is not in default on the loan. The Company intends to exercise the option to extend the maturity date and accordingly, the Company has classified the Revolver as a non-current liability as of December 31, 2016.

On September 23, 2016, the Company entered into a forbearance agreement with LogicMark Investment Partners, LLC (the “Lender”) in connection with a Secured Subordinated Promissory Note originally issued on July 22, 2016 in the amount of $2,500,000 which expired on September 22, 2016 (the “Note”). The Company formally requested that the Lender extend the Note on September 20, 2016, and finalized the amendment on September 23, 2016.

Under the terms of the forbearance agreement, the Lender agreed to extend the Note and the Company agreed to pay to the Lender in immediately available funds: (i) $250,000 on September 23, 2016; (ii) $100,000 on October 24, 2016; and (iii) $1,150,000, plus all accrued and unpaid interest due under the Note on October 31, 2016. The Company also agreed to reduce the Escrow Amount (as defined in the Purchase Agreement) by a total of $500,000, and to make certain other changes to the definition of “Escrow Amount” in the Purchase Agreement. The Company also agreed to make certain representations and warranties in respect of the Lender’s forbearance. The Logic Note originally was to mature on September 23, 2016 but was extended to April 15, 2017.

Allocation of Purchase Price

The purchase price to acquire Logicmark was $27,136,788 of which $17,500,000 was paid by the Company in cash and $9,636,788 in non-cash consideration.

The non-cash consideration was comprised of a $2,500,000 seller note, $900,000 of common stock and warrants issued to the sellers and $6,236,788 in earn-out provisions. At the date of acquisition, the earn-out provisions were discounted using a prime borrowing rate of 3.5%.

The purchase price was allocated to the tangible and identifiable assets acquired and liabilities assumed of LogicMark based upon their estimated fair values. The excess purchase price over the fair value of the underlying net assets acquired was allocated to goodwill. The Company completed its analysis of the fair value of the net assets acquired through the use of an independent valuation firm and management’s estimates. The following table summarizes the final assessment of the estimated fair values of the identifiable assets acquired and liabilities assumed net of cash acquired, as of the date of acquisition of July 25, 2016.

Cash	$109,710
Accounts receivable	494,591
Inventories	2,566,117
Other current assets	370,905
Property and equipment	227,840
Goodwill	15,479,662
Intangible assets	8,604,567
Assets acquired	27,853,392

Accounts payable	507,857
Accrued liabilities	208,747
Liabilities assumed	716,604

Net assets acquired	$27,136,788

Pro Forma Financial Information

The following table summarizes the unaudited pro forma financial information assuming that the LogicMark acquisition occurred on January 1, 2015, and its results had been included in the Company’s financial results for the twelve months ended December 31, 2016 and 2015. The pro forma combined amounts are based upon available information and reflect a reasonable estimate of the effects of the LogicMark acquisition for the periods presented on the basis set forth herein. The following unaudited pro forma combined financial information is presented for informational purposes only and does not purport to represent what the financial position or results of operations would have been had the LogicMark acquisition in fact occurred on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods.

	Twelve months ended
	December 31,
	2016	2015
	(unaudited)
Pro forma:
Net Sales	$15,673,801	$11,702,194
Net Loss applicable to Common Stockholders	$(13,671,124)	$(16,394,632)
Net Loss Per Share - Basic and Diluted applicable to Common Stockholders	$(2.22)	$(6.05)

The unaudited pro forma net loss attributable to Nxt-ID, Inc. has been calculated using actual historical information and is adjusted for certain pro forma adjustments based on the assumption that the LogicMark acquisition and the application of fair value adjustments to intangible assets occurred on January 1, 2015. For the twelve months ended December 31, 2016, the pro forma financial information excluded the acquisition-related expenses of $605,228, which are included in the actual reported results, but excluded from the pro forma amounts above due to their nonrecurring nature. In addition, the pro forma adjustments for the twelve months ended December 31, 2016 include the following adjustments, (a) amortization expense related to the acquired intangible assets of $731,242; (b) interest expense including the amortization of deferred debt issue costs of $2,851,185; (c) reduction in depreciation expense of $35,543; and (d) amortization of the inventory fair value adjustment of $945,212.

For the twelve months ended December 31, 2015, the pro forma financial information reflects the following adjustments; (a) amortization expense related to the acquired intangible assets of $731,242; (b) interest expense including the amortization of deferred debt issue costs of $4,735,767; (c) reduction in depreciation expense of $29,948; and (d) amortization of the inventory fair value adjustment of $945,212.